Stock-based Compensation - Restricted Stock Activity (Details) - RSUs - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Wtd. Avg. Grant Price
Granted (in dollars per share)	$ 18.00	$ 82.35	$ 82.02
Fair value of restricted stock vested	$ 12	$ 15	$ 12
Medtronic 2021 Plan
Units
Nonvested at beginning of period (in shares)	499
Changes in conveyance (in shares)	(82)
Converted from(to) Medtronic Plans(Minimed Plans) (in shares)	584
Granted (in shares)	300
Vested (in shares)	(132)
Nonvested at end of period (in shares)	0	499
Wtd. Avg. Grant Price
Nonvested at beginning of period (in dollars per share)	$ 85.34
Changes in conveyance (in dollars per share)	84.36
Converted from(to) Medtronic Plans(Minimed Plans) (in dollars per share)	88.79
Granted (in dollars per share)	93.86
Vested (in dollars per share)	89.65
Nonvested at end of period (in dollars per share)	$ 0	$ 85.34
MiniMed Group, Inc. 2026 Long Term Incentive Plan
Units
Nonvested at beginning of period (in shares)	0
Converted from(to) Medtronic Plans(Minimed Plans) (in shares)	3,977
Granted (in shares)	510
Vested (in shares)	(18)
Forfeited/Cancelled (in shares)	(13)
Nonvested at end of period (in shares)	4,456	0
Wtd. Avg. Grant Price
Nonvested at beginning of period (in dollars per share)	$ 0
Converted from(to) Medtronic Plans(Minimed Plans) (in dollars per share)	18.30
Granted (in dollars per share)	18.00
Vested (in dollars per share)	19.21
Forfeited/Cancelled (in dollars per share)	17.20
Nonvested at end of period (in dollars per share)	$ 18.26	$ 0